3. EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Equipment
	As of December 31, 2016	As of December 31, 2015
Automobile	$41,805	$41,805
Laboratory Equipment	39,310	36,822
Office Equipment	6,466	6,466
Less: Accumulated Depreciation	(35,963)	(18,989)
Total Property and Equipment, net	$51,618	$66,104